Retirement Benefit Plans - Fair Value of Plan Assets by Major Categories (Detail) - TWD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [abstract]
Cash	$ 1,001.0	$ 632.8
Equity instruments	2,951.8	2,926.7
Debt instruments	1,595.8	1,506.7
Fair value of plan assets	$ 5,548.6	$ 5,066.2